Investment Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (304)	$ (3,860)
Less than 12 months, Fair value, available-for-sale	63,715	154,806
12 months or more, Gross unrealized losses, available-for-sale	(1,584)	(1,547)
12 months or more, Fair value, available-for-sale	60,067	27,362
Total, Gross unrealized losses, available-for-sale	(1,888)	(5,407)
Total, Fair value, available-for-sale	123,782	182,168
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(272)	(1,025)
Less than 12 months, Fair value, held-to-maturity	41,468	51,317
12 months or more, Gross unrealized losses, held-to-maturity	(556)	(2)
12 months or more, Fair value, held-to-maturity	31,417	899
Total, Gross unrealized losses, held-to-maturity	(828)	(1,027)
Total, Fair value, held-to-maturity	72,885	52,216
Total investment securities:
Less than 12 months, Gross unrealized losses, investment securities	(576)	(4,885)
Less than 12 months, Fair value, investment securities	105,183	206,123
12 months or more, Gross unrealized losses, investment securities	(2,140)	(1,549)
12 months or more, Fair value, investment securities	91,484	28,261
Total, Gross unrealized losses, investment securities	(2,716)	(6,434)
Total, Fair value, investment securities	196,667	234,384
Total debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(295)	(3,857)
Less than 12 months, Fair value, available-for-sale	63,600	154,765
12 months or more, Gross unrealized losses, available-for-sale	(1,576)	(1,539)
12 months or more, Fair value, available-for-sale	59,989	27,317
Total, Gross unrealized losses, available-for-sale	(1,871)	(5,396)
Total, Fair value, available-for-sale	123,589	182,082
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(27)	(109)
Less than 12 months, Fair value, available-for-sale	4,065	10,816
12 months or more, Gross unrealized losses, available-for-sale	(81)	0
12 months or more, Fair value, available-for-sale	2,209	0
Total, Gross unrealized losses, available-for-sale	(108)	(109)
Total, Fair value, available-for-sale	6,274	10,816
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(69)	(77)
Less than 12 months, Fair value, held-to-maturity	11,255	6,351
12 months or more, Gross unrealized losses, held-to-maturity	(34)	0
12 months or more, Fair value, held-to-maturity	1,490	0
Total, Gross unrealized losses, held-to-maturity	(103)	(77)
Total, Fair value, held-to-maturity	12,745	6,351
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(17)	(341)
Less than 12 months, Fair value, available-for-sale	6,179	17,412
12 months or more, Gross unrealized losses, available-for-sale	(422)	(1,230)
12 months or more, Fair value, available-for-sale	11,766	16,213
Total, Gross unrealized losses, available-for-sale	(439)	(1,571)
Total, Fair value, available-for-sale	17,945	33,625
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(5)	(144)
Less than 12 months, Fair value, held-to-maturity	500	4,871
12 months or more, Gross unrealized losses, held-to-maturity	(38)	0
12 months or more, Fair value, held-to-maturity	1,683	0
Total, Gross unrealized losses, held-to-maturity	(43)	(144)
Total, Fair value, held-to-maturity	2,183	4,871
Total mortgage-backed securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(245)	(3,385)
Less than 12 months, Fair value, available-for-sale	52,707	122,721
12 months or more, Gross unrealized losses, available-for-sale	(1,031)	(155)
12 months or more, Fair value, available-for-sale	44,882	5,416
Total, Gross unrealized losses, available-for-sale	(1,276)	(3,540)
Total, Fair value, available-for-sale	97,589	128,137
Federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(243)	(3,338)
Less than 12 months, Fair value, available-for-sale	52,559	120,735
12 months or more, Gross unrealized losses, available-for-sale	(1,029)	(120)
12 months or more, Fair value, available-for-sale	44,691	3,481
Total, Gross unrealized losses, available-for-sale	(1,272)	(3,458)
Total, Fair value, available-for-sale	97,250	124,216
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(198)	(804)
Less than 12 months, Fair value, held-to-maturity	29,713	40,095
12 months or more, Gross unrealized losses, held-to-maturity	(484)	0
12 months or more, Fair value, held-to-maturity	28,244	0
Total, Gross unrealized losses, held-to-maturity	(682)	(804)
Total, Fair value, held-to-maturity	57,957	40,095
Residential [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(4)
Less than 12 months, Fair value, available-for-sale	47	527
12 months or more, Gross unrealized losses, available-for-sale	(1)	(4)
12 months or more, Fair value, available-for-sale	58	245
Total, Gross unrealized losses, available-for-sale	(2)	(8)
Total, Fair value, available-for-sale	105	772
Commercial [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(43)
Less than 12 months, Fair value, available-for-sale	101	1,459
12 months or more, Gross unrealized losses, available-for-sale	(1)	(31)
12 months or more, Fair value, available-for-sale	133	1,690
Total, Gross unrealized losses, available-for-sale	(2)	(74)
Total, Fair value, available-for-sale	234	3,149
Corporate debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(4)	(11)
Less than 12 months, Fair value, available-for-sale	239	946
12 months or more, Gross unrealized losses, available-for-sale	(36)	(99)
12 months or more, Fair value, available-for-sale	503	1,229
Total, Gross unrealized losses, available-for-sale	(40)	(110)
Total, Fair value, available-for-sale	742	2,175
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(2)
Less than 12 months, Fair value, available-for-sale	373	1,899
12 months or more, Gross unrealized losses, available-for-sale	(2)	(29)
12 months or more, Fair value, available-for-sale	146	3,197
Total, Gross unrealized losses, available-for-sale	(3)	(31)
Total, Fair value, available-for-sale	519	5,096
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	0	0
Less than 12 months, Fair value, held-to-maturity	0	0
12 months or more, Gross unrealized losses, held-to-maturity	0	(1)
12 months or more, Fair value, held-to-maturity	0	266
Total, Gross unrealized losses, held-to-maturity	0	(1)
Total, Fair value, held-to-maturity	0	266
Other [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(9)
Less than 12 months, Fair value, available-for-sale	37	971
12 months or more, Gross unrealized losses, available-for-sale	(4)	(26)
12 months or more, Fair value, available-for-sale	483	1,262
Total, Gross unrealized losses, available-for-sale	(5)	(35)
Total, Fair value, available-for-sale	520	2,233
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	0	0
Less than 12 months, Fair value, held-to-maturity	0	0
12 months or more, Gross unrealized losses, held-to-maturity	0	(1)
12 months or more, Fair value, held-to-maturity	0	633
Total, Gross unrealized losses, held-to-maturity	0	(1)
Total, Fair value, held-to-maturity	0	633
Total marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(9)	(3)
Less than 12 months, Fair value, available-for-sale	115	41
12 months or more, Gross unrealized losses, available-for-sale	(8)	(8)
12 months or more, Fair value, available-for-sale	78	45
Total, Gross unrealized losses, available-for-sale	(17)	(11)
Total, Fair value, available-for-sale	193	86
Perpetual preferred securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(3)
Less than 12 months, Fair value, available-for-sale	62	41
12 months or more, Gross unrealized losses, available-for-sale	(8)	(8)
12 months or more, Fair value, available-for-sale	78	45
Total, Gross unrealized losses, available-for-sale	(9)	(11)
Total, Fair value, available-for-sale	140	86
Other marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(8)	0
Less than 12 months, Fair value, available-for-sale	53	0
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(8)	0
Total, Fair value, available-for-sale	$ 53	$ 0